Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2026 and 2025.

	Retail Business Unit	Global Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥61,952	¥229,934	¥55,076	¥346,962
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at April 1, 2024	61,952	229,934	12,678	304,564

Impairment losses	(5,000)	(3,032)	—	(8,032)
Exchange differences	—	(7,884)	—	(7,884)
Other	—	(1,134)	—	(1,134)

Net carrying amount	56,952	217,884	12,678	287,514
Gross amount of goodwill (1)	56,952	220,916	55,076	332,944
Accumulated impairment losses (1)	—	(3,032)	(42,398)	(45,430)

Net carrying amount at March 31, 2025	56,952	217,884	12,678	287,514

Acquisitions (2)	43,898	—	—	43,898
Exchange differences	—	(6,321)	—	(6,321)

Net carrying amount	100,850	211,563	12,678	325,091
Gross amount of goodwill (1)	100,850	214,595	55,076	370,521
Accumulated impairment losses (1)	—	(3,032)	(42,398)	(45,430)

Net carrying amount at March 31, 2026	¥100,850	¥211,563	¥12,678	¥325,091

(1)	The goodwill where all amounts have been impaired is excluded from the gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥43,898
million in the Retail Business Unit on March 31, 2026, resulting from the acquisition of CCC MK HOLDINGS Co., Ltd., which changes its corporate name to V POINT MARKETING Co., Ltd. on April 1, 2026.

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2026 and 2025 were as follows:

	SMBC Consumer Finance	SMDAM	SMFG India Credit Company Limited	CCC MK HOLDINGS Co., Ltd.
For the fiscal year ended March 31, 2026:
Pre-tax discount rate	12.34%	11.90%	16.80%	11.23%
Growth rate	1.00%	2.00%	8.00%	2.00%
For the fiscal year ended March 31, 2025:
Pre-tax discount rate	10.12%	12.30%	16.90%	—%
Growth rate	1.00%	2.00%	8.00%	—%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2026 and 2025.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥967,957	¥659,496	¥177,361	¥41,828	¥108,611	¥1,955,253
Accumulated amortization and impairment losses	(557,306)	(446,880)	(143,014)	(41,828)	(45,241)	(1,234,269)

Net carrying amount at April 1, 2024	410,651	212,616	34,347	—	63,370	720,984

Additions	176,356	77,450	—	—	11,169	264,975
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(401)	(1,752)	—	—	(2)	(2,155)
Amortization	(106,173)	(64,853)	(10,462)	(541)	(16,001)	(198,030)
Impairment losses	(250)	(1,239)	—	—	(62)	(1,551)
Exchange differences	(72)	(1,071)	(761)	(162)	(787)	(2,853)
Others	9,580	20,907	580	3,088	(11,845)	22,310

Net carrying amount	489,691	242,058	23,704	2,385	45,842	803,680

Cost	1,078,808	664,363	80,541	44,754	182,864	2,051,330
Accumulated amortization and impairment losses	(589,117)	(422,305)	(56,837)	(42,369)	(137,022)	(1,247,650)

Net carrying amount at March 31, 2025	489,691	242,058	23,704	2,385	45,842	803,680

Additions	242,226	86,490	—	—	2,485	331,201
Acquisition of subsidiaries and businesses	—	3,218	—	—	632	3,850
Disposals	(72,891)	(1,496)	—	—	(3,711)	(78,098)
Amortization	(112,194)	(72,930)	(5,439)	(547)	(9,163)	(200,273)
Impairment losses	(1,247)	(1,141)	—	—	(1)	(2,389)
Exchange differences	1,426	4,484	335	88	496	6,829
Others	847	53,607	—	—	(1,885)	52,569

Net carrying amount	547,858	314,290	18,600	1,926	34,695	917,369

Cost	982,259	662,508	81,007	44,884	92,725	1,863,383
Accumulated amortization and impairment losses	(434,401)	(348,218)	(62,407)	(42,958)	(58,030)	(946,014)

Net carrying amount at March 31, 2026	¥547,858	¥314,290	¥18,600	¥1,926	¥34,695	¥917,369